BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT POLICIES (Tables)	6 Months Ended
Feb. 28, 2025
Accounting Policies [Abstract]
Schedule of estimated useful lives of property and equipment

Life (Years)
Miners and mining equipment	2
Machinery and equipment	5 - 7
Office and computer equipment	3